Basis of Presentation - Summary of Quantitative Information for Financial Instruments (Detail) - Interbank Offer Rate Reform [Member] - CAD ($) $ in Millions	Apr. 30, 2021	Nov. 01, 2020
Libor [Member] | U.S. dollars [member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	$ 75,455	$ 100,521
Non-derivative liabilities	2,933	7,435
Derivative notional amounts	1,112,747	1,570,534
Authorized and committed loan commitments	$ 45,794	68,449
Libor [Member] | GBP [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets		868
Non-derivative liabilities		692
Derivative notional amounts		20,972
Authorized and committed loan commitments		194
Others [Member] | Other Currencies [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets		1,225
Derivative notional amounts		6,702
Authorized and committed loan commitments		$ 23,633